UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22187

PAX WORLD FUNDS TRUST II
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH			03801
(Address of principal executive offices)			(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	12/31/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.                                 Annual Report to Shareholders

December 31, 2013

ANNUAL REPORT

Pax MSCI EAFE ESG
Index ETF

(EAPS)

Table of Contents

Commentary and Portfolio Highlights	1
Shareholder Expense Examples	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	24

For More Information

General Fund Information

888.729.3863

www.esgshares.com

Transfer Agent and
Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Investment Adviser

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

Distributor

ALPS Distributors, Inc.

1290 Broadway. #1100

Denver, CO 80203

Pax MSCI EAFE ESG Index ETF

December 31, 2013

Commentary

The Pax MSCI EAFE ESG Index ETF (the "Fund") employs a passive management approach, seeking to track the performance of the MSCI EAFE ESG Index (the Index), which consists of companies operating in developed countries around the world, excluding the U.S. and Canada, that have superior environmental, social and governance ("ESG") performance as rated by MSCI ESG Research.

For the one-year period ended December 31, 2013, the Fund's NAV return was 24.96%, outperforming the MSCI EAFE ESG (Net) Index return of 24.24% and the MSCI EAFE (Net) Index return of 22.78%.

During the period, seven of the 10 Global Industry Classification Standard (GICS) sectors delivered positive returns for the portfolio relative to the Index with the strongest contributions coming from the financials, consumer discretionary and industrials sectors. The materials, health care and consumer staples sectors detracted from relative performance. From a country perspective, Japan, where the equity market enjoyed strong performance in 2013, largely due to government monetary and economic policy, made the strongest positive contribution to relative performance. Investments in the European and Australasian regions also contributed positively to the portfolio's performance compared to the Index with particularly noteworthy contributions from Germany and Sweden during the period. Investments in the U.K. and Spain detracted from relative performance.

The three largest positive contributions to relative portfolio performance on a company basis were made by investments in Vodafone, PLC, a mobile telecommunication services provider, Fuji Heavy Industries, Ltd., manufactures and sells automobile, aerospace, and industrial products, and the French automobile manufacturer Renault SA. Companies that detracted most from performance included Newcrest Mining, Ltd., as investors turned away from gold and other commodities in 2013, Banco Santander SA, the Spanish banking company, and RSA Insurance Group PLC, a London-based property and casualty insurance business.

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The Index targets sector weights that reflect the relative sector weights of the MSCI Europe & Middle East Index and the MSCI Pacific Index. MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their

December 31, 2013

Commentary, continued

eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

Constituents of the MSCI EAFE Index having an ESG rating of BB or above are eligible for inclusion in the Index, effective June 2013. The MSCI EAFE ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI's ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI. The prospectus contains a more detailed description of the limited relationship MSCI has with Pax World Management LLC, ESG Shares and any related funds.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

The MSCI Europe & Middle East Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe and the Middle East. The MSCI Europe & Middle East Index consisted of the following 16 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region. The MSCI Pacific Index consisted of the following 5 developed market country indices: Australia, Hong Kong, Japan, New Zealand, and Singapore.

Unlike the Fund, the MSCI EAFE ESG Index, the MSCI EAFE Index, the MSCI Europe & Middle East Index and the MSCI Pacific Index are not investments, are not professionally managed and do not reflect deductions for fees, expenses or taxes.

Pax MSCI EAFE ESG Index ETF

December 31, 2013

Portfolio Highlights (Unaudited)

Total Return—Historical Growth of $10,000—Since Inception

Returns—Period ended December 31, 2013

	1 Year	Since Inception[1]
NAV Return[2]	24.96	8.13
Market Value Return[2]	24.22	8.78
MSCI EAFE ESG Index[3]	24.24	8.24
MSCI EAFE Index[4]	22.78	7.10

Total annual operating expenses for Pax MSCI EAFE ESG Index ETF are 0.55%.

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.esgshares.com or call us at 888.729.3863.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions.

1The Fund's inception date is January 27, 2011.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

Pax MSCI EAFE ESG Index ETF

December 31, 2013

Portfolio Highlights (Unaudited), continued

3MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in Europe and the Asia Pacific region that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI. Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

4The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.

Asset Allocation	Percent of Net Assets
Common Stocks	98.8%
Preferred Stocks	0.9%
Rights	0.0%*
Money Market Fund	0.7%
Other Assets & Liabilities	(0.4)%
Total Net Assets	100.0%

*Less than 0.05%.

Top Ten Holdings Company	Percent of Net Assets
Vodafone Group PLC	4.0%
HSBC Holdings PLC	3.5%
Roche Holding AG	3.3%
Novartis AG	2.8%
GlaxoSmithKline PLC	2.6%
Commonwealth Bank of Australia	2.1%
BASF SE	1.9%
Westpac Banking Corp.	1.8%
Novo Nordisk A/S (Class B)	1.6%
Allianz SE	1.5%
Total	25.1%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

December 31, 2013

Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your fund shares and (2) ongoing costs, including management fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other funds. For more information, see the prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on July 1, 2013 and ending on December 31, 2013.

Actual Expenses The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not

December 31, 2013

Shareholder Expense Examples (Unaudited), continued

help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/13)	Ending Account Value (12/31/13)	Annualized Expense Ratio	Expenses Paid During Period[1]
Based on Actual Fund Return	$1,000	$1,168.10	0.55%	$3.01
Based on Hypothetical 5% Return	1,000	1,022.43	0.55%	2.80

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value of the period, multiplied by 184/365 (to reflect the period beginning on July 1, 2013 and ending on December 31, 2013).

Pax MSCI EAFE ESG Index ETF

December 31, 2013

Schedule of Investments

Security Description	Shares	Value
COMMON STOCKS: 98.8%
Australia: 8.2%
Australia & New Zealand Banking Group, Ltd.	29,545	$851,917
Commonwealth Bank of Australia	17,714	1,232,961
Fortescue Metals Group, Ltd.	21,175	110,255
GPT Group (a)	51,831	157,660
Mirvac Group (a)	124,375	186,937
National Australia Bank, Ltd.	27,933	870,410
Newcrest Mining, Ltd.	18,659	130,208
Orica, Ltd.	288	6,148
Origin Energy, Ltd.	13,100	164,899
Westpac Banking Corp.	37,420	1,084,011
		4,795,406
Austria: 0.4%
OMV AG	4,810	230,586
Belgium: 2.1%
Colruyt SA	15,805	883,771
Delhaize Group	4,122	245,372
KBC Groep NV	1,553	88,273
		1,217,416
Denmark: 1.6%
Novo Nordisk A/S (Class B)	4,949	908,610
Finland: 0.6%
Stora Enso OYJ (R Shares)	12,785	128,517
UPM-Kymmene OYJ	11,509	194,746
		323,263
France: 7.3%
AXA SA	15,389	428,558
Carrefour SA	8,016	318,225
CGG (b)	5,783	100,246
Compagnie de Saint-Gobain	6,810	375,119
Danone SA	7,274	524,414
L'Oreal SA	3,853	677,990
Lafarge SA	1,872	140,506
Renault SA	5,303	427,110
Schneider Electric SA	6,287	549,245
Societe BIC SA	3,524	432,466
Technip SA	3,343	321,809
		4,295,688
Germany: 8.9%
Adidas AG	1,910	243,818
Allianz SE	5,002	898,438
BASF SE	10,412	1,111,765
Bayerische Motoren Werke AG	4,318	507,058
Deutsche Boerse AG	1,186	98,382
Deutsche Lufthansa AG (b)	8,046	170,961
Deutsche Post AG	15,241	556,535
HeidelbergCement AG	7,279	553,160
Hochtief AG	1,916	163,848
K+S AG	3,102	95,640
Metro AG	3,024	146,675
ProSieben Sat.1 Media AG	4,210	208,842
SAP AG	4,805	412,557
Suedzucker AG	2,563	69,292
		5,236,971
Security Description	Shares	Value
COMMON STOCKS, continued
Hong Kong: 0.4%
CLP Holdings, Ltd.	20,000	$158,117
Li & Fung, Ltd.	80,000	103,176
		261,293
Israel: 0.1%
Delek Group, Ltd.	196	74,876
Italy: 1.2%
Assicurazioni Generali SpA	4,533	106,811
ENI SpA	10,609	255,680
Intesa Sanpaolo SpA	126,176	311,912
Pirelli & C. SpA	199	3,450
		677,853
Japan: 21.9%
Aisin Seiki Co., Ltd.	3,900	158,442
Canon, Inc.	8,000	253,461
Central Japan Railway Co.	4,000	471,148
Chugai Pharmaceutical Co., Ltd.	12,000	265,449
Denso Corp.	4,000	211,217
East Japan Railway Co.	4,000	318,919
Eisai Co., Ltd.	3,700	143,452
Fast Retailing Co., Ltd.	100	41,292
Fuji Heavy Industries, Ltd.	13,400	384,387
Fujitsu, Ltd. (b)	80,000	414,062
Hitachi Chemical Co., Ltd.	4,000	63,822
Hitachi Construction Machinery Co., Ltd.	8,000	170,877
Honda Motor Co., Ltd.	16,000	659,150
JFE Holdings, Inc.	6,500	154,731
Kao Corp.	8,000	251,939
KDDI Corp.	8,000	492,460
Komatsu, Ltd.	16,000	325,313
Konica Minolta Holdings, Inc.	34,000	339,337
Kubota Corp.	28,000	463,270
Mazda Motor Corp. (b)	24,000	124,219
McDonald's Holdings Co. (Japan), Ltd.	3,700	94,590
Mitsubishi Corp.	27,500	527,734
Mitsubishi Electric Corp.	40,000	502,355
Mitsubishi UFJ Lease & Finance Co., Ltd.	39,900	244,855
Mitsui Fudosan Co., Ltd.	13,000	468,151
Mizuho Financial Group, Inc.	218,000	472,899
Murata Manufacturing Co., Ltd.	3,700	328,795
Nikon Corp.	4,000	76,457
Nippon Steel Corp.	40,000	133,961
Nissan Motor Co., Ltd.	36,000	302,783
NTT DoCoMo, Inc.	20,000	328,243
Panasonic Corp.	20,000	232,910
Resona Holdings, Inc.	300	1,530
Santen Pharmaceutical Co., Ltd.	8,000	373,341
Seven & I Holdings Co., Ltd.	7,200	286,342
Shin-Etsu Chemical Co., Ltd.	4,000	233,671
Softbank Corp.	8,000	700,252
Sony Corp.	12,000	208,477
Sumitomo Mitsui Financial Group, Inc.	12,100	623,966

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI EAFE ESG Index ETF

December 31, 2013

Schedule of Investments, continued

Security Description	Shares	Value
COMMON STOCKS, continued
Japan, continued
Suzuken Co., Ltd.	300	$9,719
Suzuki Motor Corp.	7,500	201,798
Takashimaya Co., Ltd.	39,000	388,497
Takeda Pharmaceutical Co., Ltd.	8,000	367,252
Toho Gas Co., Ltd.	1,000	4,871
		12,820,396
Luxembourg: 0.5%
Tenaris SA	12,573	275,120
Netherlands: 3.5%
Akzo Nobel NV	4,670	362,549
ASML Holding NV	4,108	385,149
ING Groep NV (b)	34,478	479,840
Unilever NV	20,575	829,985
		2,057,523
New Zealand: 0.8%
Auckland International Airport, Ltd.	156,849	455,704
Norway: 0.4%
Norsk Hydro ASA	27,460	122,525
Statoil ASA	4,132	100,119
		222,644
Singapore: 0.7%
City Developments, Ltd.	30,000	228,101
Keppel Land, Ltd.	63,000	166,656
		394,757
Spain: 3.9%
Banco Bilbao Vizcaya Argentaria SA	50,966	628,408
Distribuidora Internacional de Alimentacion SA	3,978	35,630
Ferrovial SA	14,441	279,879
Iberdrola SA	52,969	338,302
Inditex SA	4,148	684,745
Repsol YPF SA	13,397	338,194
		2,305,158
Sweden: 5.3%
Atlas Copco AB	7,472	207,433
Hennes & Mauritz AB (Class B)	15,392	709,854
Nordea Bank AB	44,007	593,717
Sandvik AB	14,689	207,438
Skandinaviska Enskilda Banken AB (Class A)	21,423	282,856
Skanska AB (B Shares)	20,485	419,103
Swedbank AB (Class A)	17,021	479,681
Volvo AB (Class B)	17,385	228,593
		3,128,675
Switzerland: 7.4%
Givaudan SA (b)	68	97,410
Lindt & Spruengli AG	77	348,139
Novartis AG	20,652	1,653,368
Roche Holding AG	6,891	1,930,890
Swiss Re AG (b)	3,347	308,789
		4,338,596
Security Description	Shares	Value
COMMON STOCKS, continued
United Kingdom: 23.6%
Associated British Foods PLC	10,679	$432,449
Aviva PLC	18,303	136,324
BG Group PLC	37,563	807,222
BT Group PLC	71,350	448,350
Bunzl PLC	36,994	888,433
Experian PLC	3	55
Fresnillo PLC	5,119	63,206
GlaxoSmithKline PLC	58,039	1,549,087
HSBC Holdings PLC	187,783	2,060,166
InterContinental Hotels Group PLC	394	13,136
Marks & Spencer Group PLC	25,708	184,196
National Grid PLC	11,886	155,127
Pearson PLC	37,851	840,682
Prudential PLC	33,499	743,468
Reckitt Benckiser Group PLC	2,100	166,706
RSA Insurance Group PLC	187,477	283,805
Standard Chartered PLC	26,865	605,134
Tesco PLC	103,350	572,318
Tullow Oil PLC	15,076	213,490
Unilever PLC	18,738	770,284
Vodafone Group PLC	595,122	2,336,038
Wolseley PLC	3,713	210,624
WPP PLC	14,970	342,158
		13,822,458
TOTAL COMMON STOCKS
(Cost $51,302,702)		57,842,993
PREFERRED STOCKS—0.9%
Germany: 0.9%
Volkswagen AG Preference Shares	1,822	512,544
TOTAL PREFERRED STOCKS
(Cost $402,544)		512,544
RIGHTS: 0.0%(c)
Spain: 0.0%(c)
Repsol SA, Expires 01/15/14 (b)	13,060	8,926
TOTAL RIGHTS
(Cost $8,516)		8,926
SHORT TERM INVESTMENT: 0.7%
United States: 0.7%
MONEY MARKET FUND: 0.7%
SSgA Prime Money Market Fund
(Cost $415,835)	415,835	415,835
TOTAL INVESTMENTS: 100.4%
(Cost $52,129,597)		58,780,298
OTHER ASSETS & LIABILITIES: (0.4)%		(231,368)
Net Assets: 100.0%		$58,548,930

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI EAFE ESG Index ETF

December 31, 2013

Schedule of Investments, continued

SECTOR DIVERSIFICATION (d)
Sector (unaudited)	Percent of Net Assets
Financials	25.7%
Consumer Discretionary	13.5%
Industrials	13.5%
Health Care	12.1%
Consumer Staples	11.2%
Telecommunication Services	7.4%
Materials	6.3%
Energy	5.2%
Information Technology	3.7%
Utilities	1.1%
Cash and cash equivalents plus other assets less liabilities	0.3%
Total	100.0%

(a)  REIT = Real Estate Investment Trust

(b)  Non-income producing security.

(c)  Amount shown represents less than 0.05% of net assets.

(d)  Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

December 31, 2013

Statement of Assets and Liabilities

Pax MSCI EAFE ESG Index ETF
ASSETS
Investments, at value (Note B)	$58,780,298
Foreign currency, at value	11,297
Receivable for fund shares sold	1,463,723
Receivable for foreign taxes recoverable	23,717
Dividends receivable (Note B)	84,397
Total Assets	60,363,432
LIABILITIES
Payable for investments purchased	1,463,933
Distributions payable	325,007
Accrued advisory fee (Note C)	25,562
Total Liabilities	1,814,502
NET ASSETS	$58,548,930
NET ASSETS CONSIST OF:
Paid in capital	$52,094,975
Distributions in excess of net investment income	(7,811)
Accumulated net realized gain (loss) on:
Investments and foreign currency transactions	(191,651)
Net unrealized appreciation (depreciation) of:
Investments	6,650,701
Foreign currency	2,716
NET ASSETS	$58,548,930
NET ASSET VALUE PER SHARE
Net asset value per share	$29.27
Outstanding beneficial interest shares (unlimited amount authorized, $0.01 par value)	2,000,000
COST OF INVESTMENTS:
Investments, at cost (Note B)	$52,129,597
Foreign currency, at cost	$11,271

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

For the Year Ended December 31, 2013

Statement of Operations

Pax MSCI EAFE ESG Index ETF
INVESTMENT INCOME
Dividend income	$1,023,549
Foreign taxes withheld	(66,978)
Total Investment Income	956,571
EXPENSES
Advisory fee (Note C)	181,465
Total Expenses	181,465
Net Investment Income	775,106
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(102,601)
Foreign currency transactions	(7,590)
Net change in unrealized appreciation (depreciation) on:
Investments	6,136,181
Foreign currency translation	3,287
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6,029,277
Net increase in net assets from operations	$6,804,383

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

	Pax MSCI EAFE ESG Index ETF
	Year Ended 12/31/13	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$775,106	$272,896
Net realized gain (loss) on investments and foreign currency transactions	(110,191)	(58,788)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	6,139,468	915,623
Net increase in net assets resulting from operations	6,804,383	1,129,731
Net equalization credits and charges	299,424	93,498
Distributions to shareholders from:
Net investment income	(761,762)	(282,212)
Total distributions to shareholders	(761,762)	(282,212)
From capital share transactions:
Proceeds from sale of shares sold	39,344,324	8,107,461
Net income equalization (Note B)	(299,424)	(93,498)
Net increase (decrease) in net assets from capital share transactions	39,044,900	8,013,963
Net increase in net assets during the year	45,386,945	8,954,980
Net assets at beginning of year	13,161,985	4,207,005
Net assets at end of year (1)	$58,548,930	$13,161,985
(1) Including Distributions in excess of net investment income	$(7,811)	$(13,565)
Shares of beneficial interest:
Shares sold	1,450,000	350,000
Net increase in shares outstanding	1,450,000	350,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

Selected data for a share outstanding throughout each period

	Pax MSCI EAFE ESG Index ETF
	Year Ended 12/31/13	Year Ended 12/31/12	For the Period 1/27/11*-12/31/11
Net asset value, beginning of period	$23.93	$21.04	$25.06
Income (loss) from investment operations:
Net investment income[1]	0.64	0.72	0.62
Net realized and unrealized gain (loss)[2]	5.01	2.54	(4.30)
Total from investment operations	5.65	3.26	(3.68)
Net equalization credits and charges	0.25	0.25	0.22
Distributions to shareholders from:
Net investment income	(0.56)	(0.62)	(0.56)
Total distributions	(0.56)	(0.62)	(0.56)
Net asset value, end of period	$29.27	$23.93	$21.04
Total return[3]	24.96%	16.98%	(14.04)%
Net assets, end of period (in 000's)	$58,549	$13,162	$4,207
Ratio of expenses to average net assets	0.55%	0.55%	0.55%[4]
Ratio of net investment income to average net assets	2.34%	3.21%	2.91%[4]
Portfolio turnover rate[5]	12%	8%	11%

1  Based on average shares outstanding during the period.

2  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

3  Total return is calculated assuming a purchase of shares at net asset value on the first day of the period, reinvestment of all dividends and distributions at net asset value during the period, and a sale at net asset value on the last day of the period. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

4  Annualized.

5  Portfolio turnover rate excludes the value of securities received or delivered from in kind processing of creations or redemptions of the Fund's capital shares.

*  Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

December 31, 2013

Notes to the Financial Statements

NOTE A—Organization

Pax World Funds Trust II (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of December 31, 2013, the Trust offered the Pax MSCI EAFE ESG Index ETF (the "Fund") which represents beneficial interest in the Trust. The Fund commenced operations on January 27, 2011 and first listed on NYSE Arca, Inc. on January 28, 2011. The Fund operates as a non-diversified investment company. The Fund's investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index.

NOTE B—Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications and Guarantees Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value ("NAV"), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the "NYSE Close") on the New York Stock Exchange ("NYSE") on each day (a "Business Day") that the NYSE is open for trading, the Fund normally uses pricing data for domestic equity securities received

December 31, 2013

shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Fund's investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called "evaluated pricing"). The Board has delegated to the Adviser's Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board. Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

December 31, 2013

Notes to the Financial Statements, continued

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Evaluated pricing could result in a difference between the prices used to calculate the Fund's NAVs and the prices used by the Fund's benchmark indices, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark indices.

Non-U.S. markets can be significantly more volatile than U.S. markets, causing the prices of some of the Fund's investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than U.S. securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Fund are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of non-U.S. securities, rather than fair values determined as of the NYSE Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Fund's shareholders. Therefore, and in order to minimize tracking error relative to the Fund's benchmark index (which is based on local market closing prices), the Fund generally intends to use local market closing prices to value non-U.S. securities using a different methodology.

December 31, 2013

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. Various inputs are used in determining value, these are summarized in the three broad Levels listed below.

• Level 1 –  quoted prices in active markets for identical investments

• Level 2 –  other significant observable inputs (including investments valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. To the extent that significant inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$57,842,993	$—	$—	$57,842,993
Preferred Stocks	512,544	—	—	512,544
Rights	8,926	—	—	8,926
Money Market Fund	415,835	—	—	415,835
Total	$58,780,298	$—	$—	$58,780,298

December 31, 2013

Notes to the Financial Statements, continued

The Fund did not hold any Level 2 or Level 3 categorized securities during the year ended December 31, 2013.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Level 1 and Level 2 during the period.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Distributions to Shareholders Distributions to shareholders are recorded by the Fund on the ex-dividend date. The Fund expects to pay dividends of net investment income and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Equalization The Fund follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Expenses The Fund is charged a unified management fee that includes all the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses (See Note C).

Federal Income Taxes The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal

December 31, 2013

Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies and satisfies certain distribution requirements, the Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. The Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Fund is treated as a separate entity for U.S. Federal income tax purposes.

Foreign Currency Transactions The accounting records of the Fund are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

NOTE C—Investment Advisory Fee and Transactions

The Trust has entered into an Investment Advisory Contract (the "Management Contract") with Pax World Management LLC (the "Adviser"). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Fund in accordance with the Fund's investment objectives, investment programs and policies.

Pursuant to the Management Contract the Adviser has contracted to furnish the Fund continuously with an investment program, determining what investments to purchase, sell and exchange for the Fund and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Fund. The Fund pays a unified management fee to the Adviser at an annual rate of 0.55% (expressed as a percentage of the average daily net assets of the Fund).

Out of the investment advisory fee, the Adviser pays all expenses of managing and operating the Fund, except taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses. The aggregate remuneration paid to the Trust's Trustees (and borne by the Adviser) was $15,299.

December 31, 2013

Notes to the Financial Statements, continued

NOTE D—Investment Information

During the year ended December 31, 2013, the Fund had purchases and sales of investment securities as follows:

Purchases	Sales	Purchases In-Kind	Sales In-Kind
$3,884,909	$4,270,252	$39,208,728	$—

The identified cost of investments for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2013 were as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$52,136,942	$7,579,599	$936,243	$6,643,356

Tax Information The RIC Modernization Act of 2010, the "Act", was signed into law on December 22, 2010. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred post-enactment will be required to be utilized prior to the losses incurred in pre-enactment years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment losses that are carried forward will retain their character as either short-term or long-term capital losses, rather than being considered as all short-term as under previous law.

At December 31, 2013, the Fund had short-term capital loss carryforwards of $36,435 and long-term capital loss carryforwards of $154,896, which have no expiration and may be used to offset any future realized gains.

Carryforwards Utilized in 2013	No Expiration Short-term	No Expiration Long-term
$—	$36,435	$154,896

During the period from November 1, 2013 through December 31, 2013, the Fund incurred a qualified late-year ordinary loss of $786. This loss is treated for federal income tax purposes as if it had occurred on January 1, 2014.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due

December 31, 2013

to tax treatment of gain (loss) on foreign currency transactions. For the year ended December 31, 2013, the Fund recorded the following reclassifications:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid In Capital
$(7,590)	$7,591	$(1)

Net assets were not affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Distributions Paid in 2013		Distributions Paid in 2012
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$761,762	$—	$282,212	$—

As of December 31, 2013 the components of distributable earnings on a tax basis were as follows:

Undistributed Net Investment Income	Undistributed Long-term Capital Gain	Net Unrealized Appreciation (Depreciation)	Late Year Loss Deferal	Capital Loss Carryforwards
$—	$—	$6,646,072	$(786)	$(191,331)

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and passive foreign investment companies (PFICs). Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

Management has analyzed the Fund's tax positions taken for all open years which remain subject to examination by the Fund's major tax jurisdictions (years 2010 through 2012). The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the year ended December 31, 2013, no provision for federal income tax is necessary and, therefore, the Fund did not have a liability for any unrecognized tax expenses.

December 31, 2013

Notes to the Financial Statements, continued

NOTE E—Shareholder Transactions

The Fund issues and redeems shares only to Authorized Participants (typically broker-dealers) in exchange for delivery of a basket of assets (securities and/or cash), referred to as a Creation Unit, in aggregations of 50,000 shares. The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee of $1,800 is charged on each transaction of Creation Units purchased or redeemed by an investor on the same day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the standard creation/ redemption transaction fee to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of Creation Units are responsible for payment of the costs of transferring securities to or from a Fund. From time to time, the Adviser may cover the cost of any transaction fees.

Retail investors may only buy and sell shares of the Fund on a national securities exchange (NYSE Arca) through a broker-dealer. Such transactions may be subject to customary brokerage commission charges. Shares can be bought and sold throughout trading day like other publicly-traded securities, trading at current market prices, which may be different from the Fund's net asset value.

Note F—Subsequent Events

On December 11, 2013, Pax World Funds Series Trust I announced that the Trustees of each of Pax World Funds Series Trust I and Pax World Funds Trust II approved the merger of each of the Pax World International Fund and the Fund into Pax MSCI International ESG Index Fund (the "New International Fund"), a newly-formed series of Pax World Funds Series Trust I that will seek investment returns, before fees and expenses, that closely correspond to the price and yield performance of the MSCI EAFE ESG Index, and will otherwise have the same investment objective, policies and restrictions as the Fund, but will be a "traditional" open-end mutual fund, rather than an exchange-traded fund. The Fund will be the accounting survivor of the merger. In connection with these approvals, the Trustees also approved an amendment to the contractual agreement of Pax World Management LLC to reimburse certain operating expenses of the International Fund to exclude therefrom expenses associated with the proposed mergers. The merger is expected to take place in the first half of the 2014, providing that the shareholders of the Pax

December 31, 2013

World International Fund approve the merger. The shareholders of the International Fund received a Proxy/Information Statement/Prospectus and commenced voting during the first quarter of 2014. Due to the fact that the fund surviving the reorganization will have investment objectives, policies and restrictions identical to those of the Fund, shareholders of the Fund were not asked to vote on the reorganization.

December 31, 2013

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Pax World Funds Trust II:

We have audited the accompanying statement of assets and liabilities of Pax MSCI EAFE ESG Index ETF (the "Fund"), including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pax MSCI EAFE ESG Index ETF at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 24, 2014

December 31, 2013 (Unaudited)

Other Information

Frequency Distribution of Discounts and Premiums Bid/Offer Midpoint vs. NAV as of December 31, 2013 (Unaudited)

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
Commencement of Trading	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
PAX MSCI EAFE ESG Index ETF 01/27/11 through 12/31/13	222	165	25	44	26	22

Tax Information (Unaudited)

For the fiscal year ended December 31, 2013 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2013 Form 1099-DIV.

For the fiscal year ended December 31, 2013, the Pax MSCI EAFE ESG Index ETF earned foreign source income totaling $1,023,682 and paid $64,588 in foreign taxes which it intends to pass through to its shareholders.

Proxy Voting (Unaudited)

You may obtain a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Fund at 888.729.3863 or on the SEC's website at www.sec.gov. The information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by telephoning ESG Shares (toll-free) at 888.729.3863 or visiting ESG Shares website at www.esgshares.com and will be available without charge by visiting the SEC's website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in the Fund's Form N-Q may also be obtained by visiting ESG Shares website at www.esgshares.com or telephoning ESG Shares (toll-free) at 888.729.3863.

December 31, 2013 (Unaudited)

Management of the Fund (Unaudited)

Officers/Trustees

The following table reflects the name and age, position(s) held with the Trust, the term of office and length of time served, the principal occupation(s) during the past five (5) years, other directorships held, and the number of portfolios overseen in the Pax World Fund Family of those persons who were the trustees and/or officers of the Funds on December 31, 2013. The trustees and officers set forth in the first table below (Interested Trustees and Officers) are considered interested persons under the 1940 Act by virtue of their position or affiliation with the Adviser. The trustees in the second table (Disinterested Trustees) are not considered interested persons and have no affiliation with the Adviser. The business address of each trustee and officer is 30 Penhallow Street, Suite 400, Portsmouth, NH 03801.

None of the officers or trustees of the Fund are related to one another by blood, marriage or adoption. The aggregate remuneration paid on behalf of the Fund during the period covered by the report to (i) all Trustees and all members of any advisory board for regular compensation; (ii) each Trustee and each member of an advisory board for special compensation; (iii) all officers; and (iv) each person of whom any officer or Trustee of the Fund is an affiliated person is $15,299.

Interested Trustees and Officers

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee
Laurence A. Shadek (64)	Trustee (since 2008)	Chairman of the Board of the Adviser (1996–present); Executive Vice-President of Wellington Shields & Co. LLC or its predecessor (1986–present); Trustee of Pax World Funds Series Trust I (2006–present); Executive Vice President of Pax World Money Market Fund (1998–2008); Chairman of the Board of Directors of the Pax World Balanced Fund (1996–2006), Pax World Growth Fund (1997–2006), and Pax World High Yield Bond Fund (1999–2006); member of the Board of Trustees of Franklin & Marshall College (1998–present).	12

December 31, 2013 (Unaudited)

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee
Joseph Keefe (60)	Trustee, Chief Executive Officer (since 2008)	Chief Executive Officer (2005–present) and President (2006–present) of the Adviser; Trustee of Pax World Funds Series Trust I (2006–present); Chair of the Board, Women Thrive Worldwide (2009–present); member of the Boards of Directors of Americans for Campaign Reform (2003–2013), On Belay (2006–2011) and the Social Investment Forum (2000–2006).	12
John Boese (50)	Chief Compliance Officer (since 2008)

Chief Compliance Officer of the Adviser (2006–present); Chief Compliance Officer of Pax World Funds Series Trust I (2006–present); Vice President and Chief Regulatory Officer of the Boston Stock Exchange, Boston, MA (2000–2006).

N/A
Maureen Conley (51)	Secretary (since 2008)	Senior Vice President of Shareholder Services/Operations (2005–present) and Manager of Shareholder Services (2000–2005) for the Adviser; Secretary of Pax World Funds Series Trust I (2006–present).	N/A
Alicia K. DuBois (54)	Treasurer (since 2008)

Chief Financial Officer for the Adviser (2006–present); Treasurer of Pax World Funds Series Trust I (2006–present); Assistant Treasurer for both Jefferson Pilot Investment Advisory Corp. and Jefferson Pilot Variable Fund, Inc. (2001–2006); and Assistant Vice President at Lincoln Financial Group (formerly Jefferson-Pilot Corp.) (2005–2006)

N/A
Scott LaBreche (41)	Assistant Treasurer (since 2010)

Director, Portfolio Analysis & Reporting for the Adviser (2009–present); Assistant Treasurer of Pax World Funds Series Trust I (2010–present); Fund Administration Manager & Portfolio Analyst for the Adviser (2007–2009); Securities Fund Analyst, Lincoln Financial Group (formerly Jefferson Pilot Financial) (2000–2007).

N/A

December 31, 2013 (Unaudited)

Disinterested Trustees

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee
Adrian P. Anderson (59)[2]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2007–present; Chief Executive Officer of North Point Advisors, LLC (2004–present); Senior Consultant of Gray and Co. (1999–2004).	12
Carl H. Doerge, Jr. (75)[2]	Chairman of the Board of Trustees; Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006–present); Private investor (1995–present); member of the Board of Trustees and Finance Committee for Hobe Sound Nature (1998–present); member of the Board of Directors (1998–present) and Chairman of the Investment Committee (1999–present) of St. Johnland Nursing Home in Kings Park, NY.	12
Cynthia Hargadon (58)[3]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006–present); Senior Consultant and Partner of North Point Advisors, LLC (2003–2006, 2010–present); Managing Director of CRA Rogers Casey (2006–2010).	12
Louis F. Laucirica (72)[2]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006–present); Associate Dean and Director of Undergraduate Studies of Stevens Institute of Technology, Howe School (1999–2010).	12
John L. Liechty (59)[3]	Trustee (since 2010)	Trustee of Pax World Funds Series Trust I (2010–present); Principal, Integrated Investment Solutions (2009–present); Principal, Integrated Financial Planning (2010–present); President and CEO, MMA Praxis Mutual Funds (1997–2008).	12
Nancy S. Taylor (58)[3]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006–present); Senior Minister, Old South Church in Boston, MA (2005–present); Trustee, Andover Newton Theological School (2002–present); Board of Managers, Old South Meeting House (2005–present); Director, Ecclesia Ministries, a ministry to Boston's homeless population (2003–present).	12

1 Trustees of the Funds hold office until a successor is chosen and qualifies. Officers of the Funds are appointed by the Board of Trustees and hold office until a successor is chosen and qualifies.

2 Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance. The Audit Committee meets on at least a quarterly basis.

3 Designates a member of the Nomination, Compensation & Compliance Committee. The Nomination, Compensation & Compliance Committee is responsible for considering and recommending Board candidates, reviewing and recommending Board compensation, and overseeing regulatory and fiduciary compliance matters. The Nomination, Compensation & Compliance Committee meets on at least a quarterly basis.

December 31, 2013 (Unaudited)

The Statement of Additional Information includes additional information about the trustees and is available upon request without charge by calling 888.729.3863 between the hours of 9:00 a.m. and 6:00 p.m. Eastern time or by visiting our website at www.esgshares.com.

This annual report is intended for shareholders of the Pax MSCI EAFE ESG Index ETF only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Fund's investment objectives, risks and charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund and may be obtained by calling 888.729.3863, e-mailing info@esgshares.com or visiting www.esgshares.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call 888.729.3863 or visit www.esgshares.com.

30 Penhallow Street, Suite 400
Portsmouth NH 03801

888.729.3863
www.esgshares.com

ESG000331

Item 2.                                 Code of Ethics.

As of December 31, 2013, the Registrant has adopted a “code of ethics,” as such term is defined in paragraph (b) of this Item 2, that applies to all officers of the Registrant, including Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or by a third party.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.                                 Audit Committee Financial Expert.

The Registrant’s Board  of Trustees has determined that Carl H. Doerge, Jr. and Adrian Anderson, who each serve on the Board’s Audit Committee, qualify as “audit committee financial experts,” as such term is defined in paragraph (b) of this Item 3. The Board also has determined that Messrs. Doerge and Anderson are “independent,” as such term is interpreted by subparagraph (a)(2) of this Item 3. The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 of the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

Item 4.                                 Principal Accountant Fees and Services.

(a)                                 Audit Fees.     The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $9,000 and $18,000 for the fiscal years ended December 31, 2013 and 2012, respectively.

(b)                                 Audit-Related Fees.     The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended December 31, 2013 and 2012, respectively.

(c)                                  Tax Fees.     The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $11,250 and $15,000 for the fiscal years ended December 31, 2013 and 2012, respectively. Fees disclosed under this category are for professional services related to review and execution of federal, state and excise tax returns and advice concerning tax compliance and planning.

(d)                                 All Other Fees.     The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $0 and $0 for the fiscal years ended December 31, 2013 and 2012, respectively.

(e)                                  (1)    To the extent required by applicable regulations, the Audit Committee approves in advance all audit and non-audit services rendered to the Registrant by the independent registered public accounting firm and all non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2)     With respect to the services described in paragraphs (b) through (d) of this Item, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X and no amount was required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable.

(g)                                  The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, or to the Registrant’s investment adviser, or to any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant totaled $0 and $0, for the fiscal years ended December 31, 2013 and 2012, respectively.

(h)                                 Not applicable.

Item 5.                                 Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended.  The members of the registrant’s audit committee are Adrian P. Anderson, Carl H. Doerge, Jr. and Louis F. Laucirica.

Item 6.                                 Schedule of Investments.

A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1

Item 7.                                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 8.                                 Portfolio Managers of Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 9.                                 Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 10.                          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.                          Controls and Procedures.

(a)                                 It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                          Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)                                 Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Trust II

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	February 28, 2014

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	February 28, 2014